BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of detailed information about borrowings [abstract]
Summary of borrowings
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2022				December 31, 2021
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)(3)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	6.3	8	$6,812	$6,683	5.1	7	$6,160	$6,543
Wind	4.4	9	2,417	2,300	3.7	9	2,416	2,577
Solar	5.1	13	3,938	4,006	4.1	13	4,110	4,365
Distributed energy & sustainable solutions	4.2	12	836	788	3.9	12	860	912
Total	5.5	10	$14,003	$13,777	4.5	9	$13,546	$14,397
Add: Unamortized premiums(4)			37				57
Less: Unamortized financing fees(4)			(84)				(91)
Less: Current portion			(1,375)				(1,452)
			$12,581				$12,060
(1)Includes $9 million (2021: $8 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $15 million (2021: nil) outstanding to an associate of Brookfield. Refer to Note 16 - Related party transactions for more details.
(3)Excluding credit facilities total weighted-average term is 9 years.
(4)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.